CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Revenues:
Products	$ 199,714		$ 189,149	$ 178,705
Services	47,268		48,581	47,391
Total revenues	246,982		237,730	226,096
Cost of revenues:
Products	106,240		95,532	87,199
Services	28,226		28,207	30,050
Total cost of revenues	134,466		123,739	117,249
Gross profit	112,516		113,991	108,847
Operating expenses:
Research and development	16,526		16,363	14,584
Selling and marketing	72,891		69,725	67,443
General and administrative	16,912		17,813	20,516
Legal settlements, net	766		(1,981)	683
Restructuring and other related costs				3,927
Total operating expenses	107,095		101,920	107,153
Operating income	5,421		12,071	1,694
Financial expenses, net	3,725		3,880	1,457
Income before taxes on income	1,696		8,191	237
Taxes on income (income tax benefit)	1,006		2,446	(2,452)
Net income	$ 690		$ 5,745	$ 2,689
Basic and diluted net earnings per share		[1]	$ 0.03	$ 0.01

[1]	Less than 1 cent.